Insurance (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Insurance Liabilities
Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2016	2015
	(In millions)
Annuities	$32,793	$28,673
Life	6,932	7,309
Run-off	24,887	26,885
Corporate & Other	7,431	7,168
Total	$72,043	$70,035

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2014	$409	$1,231	$1,784	$3,424
Incurred guaranteed benefits (1)	233	304	590	1,127
Paid guaranteed benefits	(23)	—	—	(23)
Balance at December 31, 2014	619	1,535	2,374	4,528
Incurred guaranteed benefits	248	337	413	998
Paid guaranteed benefits	(36)	—	—	(36)
Balance at December 31, 2015	831	1,872	2,787	5,490
Incurred guaranteed benefits	335	334	753	1,422
Paid guaranteed benefits	(60)	—	—	(60)
Balance at December 31, 2016	$1,106	$2,206	$3,540	$6,852
Net Ceded/(Assumed)
Balance at January 1, 2014	$(200)	$(130)	$683	$353
Incurred guaranteed benefits (1)	177	104	163	444
Paid guaranteed benefits	2	—	—	2
Balance at December 31, 2014	(21)	(26)	846	799
Incurred guaranteed benefits	20	(2)	161	179
Paid guaranteed benefits	(33)	—	—	(33)
Balance at December 31, 2015	(34)	(28)	1,007	945
Incurred guaranteed benefits	44	9	98	151
Paid guaranteed benefits	(55)	—	—	(55)
Balance at December 31, 2016	$(45)	$(19)	$1,105	$1,041
Net
Balance at January 1, 2014	$609	$1,361	$1,101	$3,071
Incurred guaranteed benefits (1)	56	200	427	683
Paid guaranteed benefits	(25)	—	—	(25)
Balance at December 31, 2014	640	1,561	1,528	3,729
Incurred guaranteed benefits	228	339	252	819
Paid guaranteed benefits	(3)	—	—	(3)
Balance at December 31, 2015	865	1,900	1,780	4,545
Incurred guaranteed benefits	291	325	655	1,271
Paid guaranteed benefits	(5)	—	—	(5)
Balance at December 31, 2016	$1,151	$2,225	$2,435	$5,811

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(1)	See Note 7.

Fund Groupings
Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2016	2015
	(In millions)
Fund Groupings:
Balanced	$52,170	$52,837
Equity	41,152	42,723
Bond	6,086	5,119
Money Market	703	820
Total	$100,111	$101,499

Guarantees related to Annuity, Universal and Variable Life Contracts
Information regarding the Company’s guarantee exposure was as follows at:

	December 31,
	2016				2015
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$106,590		$61,340		$108,625		$62,645
Separate account value	$101,991		$60,016		$103,685		$61,311
Net amount at risk	$6,763	(4)	$3,116	(5)	$8,296	(4)	$2,241	(5)
Average attained age of contractholders	67 years		67 years		66 years		66 years

	December 31,
	2016	2015
	Secondary Guarantees
	(Dollars in millions)
Universal and Variable Life Contracts
Total account value (3)	$7,176	$6,919
Net amount at risk (6)	$90,973	$90,940
Average attained age of policyholders	60 years	59 years
______________

(1)	The Company’s annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)
Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank
The Company is a member of the Federal Home Loan Bank (“FHLB”) of Pittsburgh and holds common stock in certain regional banks in the FHLB system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

	December 31,
	2016	2015
	(In millions)
FHLB of Pittsburgh	$44	$85
FHLB of Boston	$27	$36
FHLB of Des Moines	$4	$4

Schedule of liability recorded and collateral pledged for funding agreements
The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

	Liability		Collateral
	December 31,
	2016	2015	2016		2015
	(In millions)
FHLB of Pittsburgh (1)	$500	$1,570	$3,765	(2)	$1,789	(2)
FHLB of Boston (1)	$50	$250	$144	(2)	$311	(2)
FHLB of Des Moines (1)	$95	$95	$266	(2)	$147	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

	December 31,
	2016	2015
	(In millions)
Invested assets on deposit (regulatory deposits)	$7,644	$7,247
Invested assets held in trust (reinsurance agreements) (1)	9,054	8,083
Invested assets pledged as collateral (2)	3,548	2,801
Total invested assets on deposit, held in trust, and pledged as collateral	$20,246	$18,131
______________

(1)	The Company has held in trust certain investments in connection with certain reinsurance transactions.

(2)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expense was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at December 31 of prior period	$1,693	$1,483	$1,325
Less: Reinsurance recoverables	1,545	1,400	1,235
Net balance at December 31 of prior period	148	83	90
Cumulative adjustment (1)	68	—	—
Net balance at January 1,	216	83	90
Incurred related to:
Current year	651	105	3
Prior years (2)	(20)	—	2
Total incurred	631	105	5
Paid related to:
Current year	(626)	(30)	—
Prior years	(63)	(10)	(12)
Total paid	(689)	(40)	(12)
Net balance at December 31,	158	148	83
Add: Reinsurance recoverables	1,811	1,545	1,400
Balance at December 31,	$1,969	$1,693	$1,483

______________

(1)	Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2)
During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.